Variable Interest Entities - Summary of Bareboat Charters (Details) - ICBCL Agreement - Variable Interest Entity, Primary Beneficiary $ in Thousands	Jun. 30, 2015 USD ($)
Golar Glacier
Variable Interest Entity [Line Items]
2015	$ 4,263
2016	17,147
2017	17,100
2018	17,100
2019	17,100
Golar Kelvin
Variable Interest Entity [Line Items]
2015	18,506
2016	17,147
2017	17,100
2018	17,100
2019	17,100
Golar Snow
Variable Interest Entity [Line Items]
2015	18,363
2016	17,147
2017	17,100
2018	17,100
2019	17,100
Golar Ice
Variable Interest Entity [Line Items]
2015	17,053
2016	17,147
2017	17,100
2018	17,100
2019	$ 17,100